                                                                                                    December 23, 2014

ADVANTAGE FUNDS, INC.

- Dynamic Total Return Fund

Supplement to the Statutory Prospectus

dated March 1, 2014, as revised November 25, 2014

The following supplements the information contained in the fund's statutory prospectus under the section entitled "Shareholder Guide – Buying and Selling Shares":

The fund's NAV is disclosed daily at www.dreyfus.com and also is available by calling 1-800-DREYFUS.

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